Research and Development Expenses (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Research and Development Expenses
Employee compensation	¥ 4,460,650		¥ 4,381,577
Design and development expenses	1,077,819		889,129
Depreciation and amortization expenses	378,246		511,915
Rental and related expenses	130,076		127,605
Travel and entertainment expenses	34,746		36,671
Others	106,898		135,841
Total	¥ 6,188,435	$ 863,872	¥ 6,082,738